Meridian Contrarian Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
Common Stocks - 90.6%
Communication Services - 2.2%
Interactive Media & Services - 2.2%
Cars.com, Inc.[1]	825,000	$9,487,500
Pinterest, Inc. Class A1	119,000	2,772,700
Total Communication Services		12,260,200
Consumer Discretionary - 5.9%
Auto Components - 1.5%
Aptiv Plc[1]	104,000	8,133,840
Diversified Consumer Services - 0.5%
Frontdoor, Inc.[1]	137,000	2,793,430
Hotels, Restaurants & Leisure - 2.0%
Bowlero Corp.[1,2]	670,803	8,257,585
PlayAGS, Inc.[1]	503,622	2,669,196
		10,926,781
Internet & Direct Marketing Retail - 1.0%
PetMed Express, Inc.	141,000	2,752,320
RumbleON, Inc. Class B1	150,000	2,538,000
		5,290,320
Textiles, Apparel & Luxury Goods - 0.9%
Skechers U.S.A., Inc. Class A1	160,000	5,075,200
Total Consumer Discretionary		32,219,571
Consumer Staples - 4.6%
Beverages - 2.7%
Molson Coors Beverage Co. Class B	263,000	12,621,370
Vintage Wine Estates, Inc.[1,2]	695,819	1,927,419
		14,548,789
Food Products - 1.0%
Lancaster Colony Corp.	37,000	5,560,360
Personal Products - 0.9%
Honest Co., Inc. (The)[1]	1,386,000	4,851,000
Total Consumer Staples		24,960,149
Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
APA Corp.	135,000	4,615,650
California Resources Corp.	164,000	6,302,520
Cameco Corp. (Canada)	281,000	7,449,310
Coterra Energy, Inc.	182,000	4,753,840
Total Energy		23,121,320
Financials - 12.6%
Banks - 7.4%
Comerica, Inc.	138,000	9,811,800
First Citizens BancShares, Inc. Class A	23,700	18,899,091
	Shares	Value
First Interstate BancSystem, Inc. Class A	305,000	$12,306,750
		41,017,641
Insurance - 5.2%
American International Group, Inc.	206,000	9,780,880
Axis Capital Holdings Ltd.[2]	379,000	18,627,850
		28,408,730
Total Financials		69,426,371
Health Care - 14.6%
Biotechnology - 3.3%
Albireo Pharma, Inc.[1]	150,750	2,918,520
Heron Therapeutics, Inc.[1]	1,025,000	4,325,500
Legend Biotech Corp. ADR[1]	187,821	7,663,097
ORIC Pharmaceuticals, Inc.[1,2]	20,654	66,093
SpringWorks Therapeutics, Inc.[1]	110,000	3,138,300
		18,111,510
Health Care Equipment & Supplies - 2.2%
Paragon 28, Inc.[1,2]	239,000	4,258,980
QuidelOrtho Corp.[1]	81,000	5,789,880
Sight Sciences, Inc.[1]	341,000	2,165,350
		12,214,210
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc.[1]	295,000	23,063,100
Aveanna Healthcare Holdings, Inc.[1]	881,000	1,321,500
		24,384,600
Health Care Technology - 1.9%
Change Healthcare, Inc.[1]	385,000	10,583,650
Pharmaceuticals - 2.8%
Perrigo Co. Plc	328,000	11,696,480
RVL Pharmaceuticals Plc[1]	1,623,000	3,408,300
		15,104,780
Total Health Care		80,398,750
Industrials - 15.0%
Commercial Services & Supplies - 1.9%
ACV Auctions, Inc. Class A1	722,000	5,191,180
Driven Brands Holdings, Inc.[1]	190,500	5,330,190
		10,521,370
Construction & Engineering - 0.9%
API Group Corp.[1]	357,000	4,737,390
Electrical Equipment - 0.5%
American Superconductor Corp.[1]	650,000	2,847,000

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares	Value
Machinery - 2.8%
CNH Industrial, N.V. (United Kingdom)	571,006	$6,378,137
Toro Co. (The)	101,000	8,734,480
		15,112,617
Marine - 0.9%
Matson, Inc.	81,000	4,983,120
Professional Services - 3.3%
CACI International, Inc. Class A1	70,000	18,274,200
Road & Rail - 2.1%
AMERCO	23,000	11,712,060
Trading Companies & Distributors - 2.6%
Custom Truck One Source, Inc.[1,2]	1,172,000	6,832,760
Univar Solutions, Inc.[1]	327,000	7,435,980
		14,268,740
Total Industrials		82,456,497
Information Technology - 15.2%
Communications Equipment - 2.0%
Juniper Networks, Inc.	431,000	11,257,720
Electronic Equipment, Instruments & Components - 1.4%
Trimble, Inc.[1]	137,156	7,443,456
Semiconductors & Semiconductor Equipment - 11.1%
Advanced Micro Devices, Inc.[1]	117,000	7,413,120
Ambarella, Inc.[1]	91,000	5,112,380
GLOBALFOUNDRIES, Inc.[1,2]	200,000	9,670,000
Micron Technology, Inc.	182,000	9,118,200
NVIDIA Corp.	16,000	1,942,240
ON Semiconductor Corp.[1]	49,000	3,054,170
PDF Solutions, Inc.[1]	171,000	4,194,630
Photronics, Inc.[1]	466,000	6,812,920
SMART Global Holdings, Inc.[1]	847,000	13,441,890
		60,759,550
Software - 0.7%
Cerence, Inc.[1]	48,250	759,938
Clear Secure, Inc. Class A1	141,200	3,227,832
		3,987,770
Total Information Technology		83,448,496
Materials - 0.5%
Chemicals - 0.5%
Olin Corp.	59,000	2,529,920
Total Materials		2,529,920
Real Estate - 9.6%
Equity Real Estate Investment Trusts (REITS) - 8.1%
Alexander & Baldwin, Inc.	724,000	12,003,920
Farmland Partners, Inc.	439,000	5,562,130
NETSTREIT Corp.[2]	541,000	9,635,210
	Shares	Value
VICI Properties, Inc.[2]	575,000	$17,163,750
		44,365,010
Real Estate Management & Development - 1.5%
DigitalBridge Group, Inc.	651,750	8,153,392
Total Real Estate		52,518,402
Utilities - 6.2%
Electric Utilities - 3.9%
ALLETE, Inc.	209,000	10,460,450
Avangrid, Inc.[2]	257,000	10,716,900
		21,177,350
Independent Power & Renewable Electricity Producers - 2.3%
Brookfield Renewable Corp. Class A2	389,800	12,738,664
Total Utilities		33,916,014
Total Common Stocks - 90.6% (Cost $455,526,462)		497,255,690
Warrants - 0.0%
Information Technology - 0.0%
Software - 0.0%
KLDiscovery, Inc., Strike Price $11.50, Expires 12/19/24[1]	450,000	45,900
Total Information Technology		45,900
Total Warrants - 0.0% (Cost $250,695)		45,900
Preferred Stocks - 0.3%
Information Technology - 0.3%
Software - 0.3%
Casters Holdings, Inc. dba Fyllo Compliance Cloud Series C Acquisition Date: 10/25/21, Cost $3,000,000[1,3,4]	2,821,405	1,946,769
Total Information Technology		1,946,769
Total Preferred Stocks - 0.3% (Cost $3,000,000)		1,946,769

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
	Shares/ Principal Amount	Value
Short-Term Investments - 1.9%[5]
Money Market Funds - 0.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class, 3.02% (Cost $1,029,000)	1,029,000	$1,029,000
Repurchase Agreements - 1.7%
Bank of America Securities, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $2,410,567 (collateralized by various U.S. Government Sponsored Agency, 2.00% - 6.00%, 7/1/50 - 9/1/52, totaling $2,458,153)	$2,409,954	2,409,954
Citigroup Global Markets, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $2,095,200 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.38%, 2/15/24 - 3/20/52, totaling $2,136,561)	2,094,668	2,094,668
Daiwa Capital Markets America, Inc., dated 9/30/22, due 10/3/22, 3.05% total to be received $2,410,567 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/4/22 - 9/20/52, totaling $2,458,153)	2,409,954	2,409,954
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 9/30/22, due 10/3/22, 3.04% total to be received $2,410,565 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.00%, 8/15/25 - 8/20/52, totaling $2,458,153)	$2,409,954	$2,409,954
Total Repurchase Agreements (Cost $9,324,530)		9,324,530
Total Short-Term Investments - 1.9% (Cost $10,353,530)		10,353,530
Total Investments - 92.8% (Cost $469,130,687)		509,601,889
Cash and Other Assets, Less Liabilities - 7.2%		39,448,298
Net Assets - 100.0%		$549,050,187

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2022. Total value of such securities at period-end amounts to
$46,306,547 and represents 8.43% of net assets. Securities loaned with a value of $193,097 are pending settlement as of September 30, 2022.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,946,769 and represents 0.35% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/